NOTE 34. KEY MANAGEMENT PERSONNEL DISCLOSURES	12 Months Ended
Dec. 31, 2020
Notes to Financial Statements
NOTE 34. KEY MANAGEMENT PERSONNEL DISCLOSURES

NOTE 34. KEY MANAGEMENT PERSONNEL DISCLOSURES (UNAUDITED)

(a)	Remuneration

The total remuneration paid or payable to the directors and senior management of the Group during the year are as follows:

	Consolidated
	December 31, 2020 A$	December 31, 2019 A$	December 31, 2018 A$
Short-term employee benefits	1,586,604	1,645,794	673,284
Post-employment benefits	5,124	7,703	10,794
Total	1,591,728	1,653,497	684,078

During the year 2020, included in short term benefits for directors and officers included payments of A$1,329,814 (US$920,004) to a service company owned by the CFO for the provision of Chief Executive Officer and Chief Financial Officer services during the period. In addition, the Company paid A$40,000 to BDO Administration (SA) Pty Ltd where Company's former interim CFO and Company Secretary is a director.

(b)	Loans to Key Management Personnel and their related parties

Save as disclosed in Note 32(d), there were no other loans outstanding at the reporting date to Key Management Personnel and their related parties.

Other transactions with Key Management Personnel

Several key management persons, or their related parties, held positions in other entities that resulted in them having control or significant influences over the financials or operating policies of these entities. Transactions between related parties are in normal commercial terms and conditions unless otherwise stated in Notes 12, 17, 20 and 32.

(c)	Share Options – number of share options held by management

There were no share options held outstanding held by the management.